Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
While the Company has not expressed any intent to terminate the Plan, it is free to do so at any time. In the event of termination, each participant automatically becomes vested to the extent of the balance in their separate account.